Provision for Environmental Rehabilitation - Disclosure of Future Net Undiscounted Obligation (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Ultimate estimated rehabilitation cost	R 7,126	R 6,959
Amounts invested in environmental trust funds	(5,263)	(5,083)
Total future net undiscounted obligation	1,882	1,895
Total environmental trust funds
Disclosure of financial assets [line items]
Amounts invested in environmental trust funds	R (5,244)	R (5,064)	R (3,513)